UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund: FDP Series, Inc.
Franklin Templeton Total Return FDP Fund
Marsico Growth FDP Fund
MFS Research International FDP Fund
Van Kampen Value FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 02/28/2009

Item 1 –	Schedule of Investments

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Asset-Backed Securities	Par (000)		Value

	American Express Credit Account Master Trust Series 2002-5 Class A, 0.631%, 2/15/12 (a)	USD	4,100	$4,061,511
	Ameriquest Mortgage Securities, Inc. Series 2005-R9 Class A2B, 0.704%, 11/25/35 (a)		854	666,237
	Bank of America Credit Card Trust Series 2007- A13 Class A13, 0.675%, 4/15/12 (a)		4,500	4,403,190
	Capital One Auto Finance Trust Series 2006-C Class A4, 0.485%, 5/15/13 (a)		700	502,760
	Chase Funding Mortgage Loan Asset Backed Certificates Series 2004-2 Class 2A2, 0.724%, 2/25/35 (a)		462	240,581
	Chase Issuance Trust Series 2005-A9 Class A9, 0.481%, 11/15/11 (a)		500	494,907
	Chase Issuance Trust Series 2007-A9 Class A, 0.491%, 6/16/14 (a)		2,200	2,005,620
	Citifinancial Mortgage Securities, Inc. Series 2003-4 Class AF6, 4.493%, 10/25/33 (a)		603	558,606
	Countrywide Asset Backed Certificates Series 2005-11 Class AF4, 5.21%, 9/25/35 (a)		700	313,198
	Ford Credit Auto Owner Trust Series 2007-B Class A2B, 0.791%, 6/15/10 (a)		1,264	1,252,970
	HSI Asset Securitization Corp. Trust Series 2006- OPT4 Class 2A2, 0.584%, 3/25/36 (a)		209	204,061
	MASTR Asset Backed Securities Trust Series 2006-AB1 Class A1, 0.614%, 2/25/36 (a)		18	17,956
	Morgan Stanley ABS Capital I Series 2006-NC3 Class A2B, 0.594%, 3/25/36 (a)(b)		300	294,267
	Residential Asset Securities Corp. Series 2005- AHL2 Class A2, 0.734%, 10/25/35 (a)		312	276,663
	Securitized Asset Backed Receivables LLC Trust Series 2006-FR2 Class A2, 0.624%, 3/25/36 (a)		958	853,919
	Structured Asset Securities Corp. Series 2005- SC1 Class 1A1, 0.744%, 5/25/31 (a)(b)		570	263,241

	Total Asset-Backed Securities - 11.9%			16,409,687

Industry	Corporate Bonds

Beverages - 0.3%	SABMiller Plc, 6.50%, 7/01/16 (b)		400	356,319

Biotechnology - 0.2%	PDL BioPharma, Inc., 2.75%, 8/16/23 (c)		360	329,850

Capital Markets - 2.4%	The Bear Stearns Cos., Inc. Series B, 4.55%, 6/23/10		100	99,202
	Deutsche Bank AG, 4.875%, 5/20/13		700	680,194
	The Goldman Sachs Group, Inc., 6.75%, 10/01/37		500	355,517
	Lazard Group LLC, 7.125%, 5/15/15		100	75,910
	Lazard Group LLC, 6.85%, 6/15/17		1,000	747,340
	Lehman Brothers Holdings, Inc., 6.875%, 5/02/18 (d)(e)		1,000	130,000
	Morgan Stanley, 6%, 4/28/15		300	272,825
	UBS AG Series DPNT, 5.875%, 12/20/17		1,000	885,947

				3,246,935

Chemicals - 0.9%	Ineos Group Holdings Plc, 8.50%, 2/15/16 (b)		250	15,000
	RPM International, Inc., 6.25%, 12/15/13		50	47,062
	RPM International, Inc., 6.50%, 2/15/18		1,000	860,077
	RPM United Kingdom G.P., 6.70%, 11/01/15		200	174,734
	Yara International ASA, 5.25%, 12/15/14 (b)		250	209,485

				1,306,358

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Commercial Banks - 1.1%	Compass Bank, 6.40%, 10/01/17	USD	800	$724,667
	European Investment Bank, 6.50%, 9/10/14	NZD	117	64,973
	HSBC Finance Corp., 6.50%, 9/15/37	USD	400	348,155
	HSBK Europe BV, 7.25%, 5/03/17		400	138,000
	Kreditanstalt fuer Wiederaufbau, 6.50%, 11/15/11	NZD	92	49,292
	VTB Capital SA, 6.25%, 6/30/35	USD	380	215,012

				1,540,099

Commercial Services & Supplies - 0.2%	ARAMARK Corp., 8.50%, 2/01/15		250	227,500

Construction Materials - 0.1%	Headwaters, Inc., 2.875%, 6/01/16 (c)		300	80,625

Consumer Finance - 0.5%	American Express Co., 7%, 3/19/18		700	659,227

Diversified Financial Services - 0.8%	Citigroup, Inc., 5%, 9/15/14		100	68,849
	Ford Motor Credit Co. LLC, 7.875%, 6/15/10		200	133,285
	Ford Motor Credit Co. LLC, 9.875%, 8/10/11		350	203,452
	GMAC LLC, 6.875%, 9/15/11 (b)		253	164,702
	GMAC LLC, 6.875%, 8/28/12 (b)		63	36,272
	General Electric Capital Corp., 1.233%, 10/21/10 (a)		72	67,972
	General Electric Capital Corp., 5%, 1/08/16		500	453,642
	Svensk Exportkredit AB, 7.625%, 6/30/14	NZD	35	18,294

				1,146,468

Diversified Telecommunication Services - 1.3%	AT&T, Inc., 5.80%, 2/15/19	USD	500	485,547
	Telecom Italia Capital SA, 4.95%, 9/30/14		250	215,365
	Telecom Italia Capital SA, 6.999%, 6/04/18		750	676,835
	Verizon New York, Inc. Series A, 6.875%, 4/01/12		300	306,528
	Verizon New York, Inc. Series B, 7.375%, 4/01/32		100	92,619

				1,776,894

Electric Utilities - 0.6%	E.ON International Finance BV, 5.80%, 4/30/18 (b)		800	764,758

Energy Equipment & Services - 0.3%	Weatherford International Ltd., 7%, 3/15/38		600	427,190

Food & Staples Retailing - 1.2%	CVS Caremark Corp., 5.75%, 6/01/17		300	292,677
	The Kroger Co., 6.15%, 1/15/20		500	492,574
	Tesco Plc, 6.15%, 11/15/37 (b)		1,000	896,998

				1,682,249

Food Products - 1.5%	Bunge Ltd. Finance Corp., 5.875%, 5/15/13		300	263,736
	Bunge Ltd. Finance Corp., 5.10%, 7/15/15		400	312,020
	Cargill, Inc., 6%, 11/27/17 (b)		1,000	932,890
	General Mills, Inc., 5.65%, 2/15/19		500	499,582

				2,008,228

Health Care Providers & Services - 1.5%	Coventry Health Care, Inc., 6.30%, 8/15/14		750	546,049
	Medco Health Solutions, Inc., 7.125%, 3/15/18		800	788,758
	Quest Diagnostics, Inc., 6.95%, 7/01/37		600	549,626
	UnitedHealth Group, Inc., 6.50%, 6/15/37		200	175,996

				2,060,429

Hotels, Restaurants & Leisure - 3.4%	MGM Mirage, 6.625%, 7/15/15		250	97,500
	Station Casinos, Inc., 6.875%, 3/01/16		150	4,500
	Station Casinos, Inc., 7.75%, 8/15/16		100	30,000
	Wendy’s International, Inc., 6.25%, 11/15/11		5,000	4,575,000

				4,707,000

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

IT Services - 0.6%	Fiserv, Inc., 6.125%, 11/20/12	USD	500	$494,864
	SunGard Data Systems, Inc., 9.125%, 8/15/13		100	85,000
	SunGard Data Systems, Inc., 10.25%, 8/15/15		150	102,750
	Verifone Holdings, Inc., 1.375%, 6/15/12 (b)(c)		385	180,950

				863,564

Independent Power Producers & Energy Traders - 0.3%	NRG Energy, Inc., 7.25%, 2/01/14		250	235,625
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15		300	151,500

				387,125

Industrial Conglomerates - 0.0%	Hutchison Whampoa International (03/33) Ltd., 7.45%, 11/24/33 (b)		50	45,147

Insurance - 0.5%	Metropolitan Life Global Funding I, 5.125%, 4/10/13 (b)		650	620,950

Media - 3.3%	British Sky Broadcasting Group Plc, 6.10%, 2/15/18 (b)		1,000	895,285
	Charter Communications Holdings I, LLC, 11%, 10/01/15 (d)(e)		100	8,500
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (d)(e)		200	161,000
	Comcast Corp., 6.30%, 11/15/17		650	629,959
	Dex Media, Inc., 8%, 11/15/13		200	13,000
	Dex Media West LLC, 9.875%, 8/15/13		25	3,812
	News America, Inc., 7.25%, 5/18/18		400	371,332
	R.H. Donnelley Corp. Series A-3, 8.875%, 1/15/16		100	4,500
	Reed Elsevier Capital, Inc., 7.75%, 1/15/14		300	299,480
	Time Warner Cable, Inc., 6.75%, 7/01/18		1,500	1,422,111
	Viacom, Inc., 6.25%, 4/30/16		350	297,613
	Viacom, Inc., 6.125%, 10/05/17		500	411,507

				4,518,099

Metal - Other - 0.0%	Novelis, Inc., 7.25%, 2/15/15		125	39,063

Metals & Mining - 0.3%	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13		500	454,495

Multi-Utilities - 1.2%	CenterPoint Energy, Inc., 7.25%, 9/01/10		75	75,012
	CenterPoint Energy, Inc., 6.50%, 5/01/18		1,050	863,152
	CenterPoint Energy Resources Corp., 6.125%, 11/01/17		200	168,094
	Dominion Resources, Inc., 6.40%, 6/15/18		600	602,298

				1,708,556

Multiline Retail - 2.9%	Macys Retail Holdings, Inc., 5.35%, 3/15/12		4,000	3,016,772
	Target Corp., 6%, 1/15/18		1,000	986,937

				4,003,709

Oil, Gas & Consumable Fuels - 2.8%	Canadian Natural Resources, Ltd., 5.90%, 2/01/18		1,000	882,873
	Chesapeake Energy Corp., 6.625%, 1/15/16		300	245,250
	Gaz Capital for Gazprom, 6.212%, 11/22/16 (b)		500	335,000
	KazMunaiGaz Finance Sub BV, 8.375%, 7/02/13 (b)		500	350,000
	Lukoil International Finance BV, 6.656%, 6/07/22 (b)		500	345,000
	Petroplus Finance Ltd., 6.75%, 5/01/14 (b)		250	193,750
	TNK-BP Finance SA, 7.875%, 3/13/18		350	199,500
	Valero Energy Corp., 6.125%, 6/15/17		800	707,312

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Williams Cos., Inc., 7.625%, 7/15/19	USD	100	$93,500
	Williams Cos., Inc., 8.75%, 3/15/32		100	93,500
	XTO Energy, Inc., 5.90%, 8/01/12		450	446,014

				3,891,699

Paper & Forest Products - 0.0%	Weyerhaeuser Co., 7.375%, 3/15/32		100	66,396

Pharmaceuticals - 1.2%	Abbott Laboratories, 6.15%, 11/30/37		400	420,583
	Mylan, Inc., 1.25%, 3/15/12 (c)		355	298,644
	Schering-Plough Corp., 6%, 9/15/17		900	903,969

				1,623,196

Real Estate Investment Trusts (REITs) - 1.2%	Colonial Realty LP, 5.50%, 10/01/15		500	311,094
	ERP Operating LP, 5.75%, 6/15/17		500	406,383
	HCP, Inc., 6.70%, 1/30/18		900	617,538
	WEA Finance LLC, 5.70%, 10/01/16 (b)		400	317,096

				1,652,111

Thrifts & Mortgage Finance - 0.0%	Capmark Financial Group, Inc., 6.30%, 5/10/17		300	60,351

Tobacco - 0.6%	Altria Group, Inc., 9.70%, 11/10/18		500	523,499
	Reynolds American, Inc., 7.625%, 6/01/16		350	307,462

				830,961

Transportation Infrastructure - 0.1%	DP World Ltd., 6.85%, 7/02/37 (b)		380	180,685

	Total Corporate Bonds - 31.3%			43,266,236

	Foreign Government Obligations

	Brazil Notas do Tesouro Nacional Series F, 10%, 1/01/17	BRL	4,600	1,650,470
	Hungary Government International Bond, 3.875%, 2/24/20	EUR	40	35,752
	Indonesia Treasury Bond, 12.80%, 6/15/21	IDR	4,310,000	324,100
	Indonesia Treasury Bond, 12.90%, 6/15/22		4,900,000	365,645
	Indonesia Treasury Bond Series FR31, 11%, 11/15/20		900,000	60,708
	Indonesia Treasury Bond Series FR40, 11%, 9/15/25		4,120,000	259,998
	Korea Treasury Bond Series 1209, 5.25%, 9/10/12	KRW	340,000	230,205
	Korea Treasury Bond Series 1709, 5.50%, 9/10/17		335,000	224,949
	Korea Treasury Bond Series 2703, 5.25%, 3/10/27		351,000	226,454
	Malaysia Government Bond Series 2/03, 4.24%, 2/07/18	MYR	3,600	990,345
	Mexican Bonos Series M 20, 10%, 12/05/24	MXN	7,500	547,042
	New South Wales Treasury Corp. Series 17RG, 5.50%, 3/01/17	AUD	425	272,274
	Peru Government Bond, 7.84%, 8/12/20	PEN	615	195,521
	Poland Government Bond Series 0509, 6%, 5/24/09	PLN	2,100	576,120
	Province of Ontario Canada, 6.25%, 6/16/15	NZD	26	13,803
	Queensland Treasury Corp., 7.125%, 9/18/17 (b)		270	155,890
	Queensland Treasury Corp. Series 13, 6%, 8/14/13	AUD	70	46,961
	Queensland Treasury Corp. Series 17, 6%, 9/14/17		145	95,546

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value

Republic of Argentina, 3.127%, 8/03/12	USD	180	$97,171
Republic of Ghana, 8.50%, 10/04/17		100	63,000
Republic of Hungary, 3.50%, 7/18/16	EUR	20	19,111
Republic of Hungary, 4.375%, 7/04/17		40	39,769
Republic of Hungary, 5.75%, 6/11/18		85	92,802
Russia Government International Bond, 5%, 3/31/30 (b)(f)	USD	372	327,712
Russia Government International Bond, 7.50%, 3/31/30 (f)		588	518,551
South Africa Government International Bond, 5.875%, 5/30/22		500	430,000
Sweden Government Bond Series 1045, 5.25%, 3/15/11	SEK	6,660	800,436
Sweden Government Bond Series 1048, 4%, 12/01/09		3,520	401,066
Venezuela Government International Bond, 5.375%, 8/07/10	USD	135	115,087
Venezuela Government International Bond, 10.75%, 9/19/13		80	55,200

Total Foreign Government Obligations - 6.7%			9,231,688

US Government Agency Mortgage-Backed Securities

Fannie Mae Guaranteed Pass-Through Certificates:
4.375%, 9/01/34 (a)		744	743,129
4.625%, 10/01/32 (a)		195	194,399
4.719%, 4/01/35 (a)		76	75,193
4.906%, 4/01/35 (a)		751	766,207
4.964%, 5/01/33 (a)		25	25,863
5.00%, 7/01/35 - 3/15/39 (g)		5,904	6,011,906
5.50%, 11/01/34 - 3/15/39 (g)		9,918	10,179,100
6.00%, 6/01/21 - 9/01/38		8,857	9,166,282
6.50%, 1/01/36 - 3/15/39 (g)		3,567	3,730,803
Freddie Mac Mortgage Participation Certificates:
4.405%, 11/01/27 (a)		430	439,780
4.50%, 9/01/20		253	257,686
5.00%, 7/01/23 - 3/15/39 (g)		12,413	12,616,945
5.136%, 9/01/32 (a)		31	31,401
5.408%, 4/01/32 (a)		130	131,016
5.50%, 11/01/37		4,836	4,957,178
6.00%, 10/01/21 - 3/15/39 (g)		8,526	8,835,329
6.50%, 3/15/39 (g)		3,650	3,816,531
Ginnie Mae MBS Certificates:
6.00%, 3/01/39 (g)		4,000	4,133,752
6.50%, 7/15/38		1,884	1,967,014

Total US Government Agency Mortgage-Backed Securities - 49.3%			68,079,514

US Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations

Fannie Mae Trust Series 2007-1 Class NF, 0.724%, 2/25/37 (a)		1,634	1,552,695

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	US Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations	Par (000)		Value

	Freddie Mac Multiclass Certificates Series 2643 Class OG, 5%, 7/15/32	USD	1,000	$1,000,091
	Freddie Mac Multiclass Certificates Series 2942 Class TF, 0.805%, 3/15/35 (a)		728	721,704

	Total US Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations - 2.4%			3,274,490

	Non-US Government Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities - 8.5%	Bear Stearns Commercial Mortgage Securities Series 2005-PW10 Class A4, 5.405%, 12/11/40 (a)		1,000	720,859
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-C1 Class A4, 5.225%, 7/15/44 (a)		2,300	1,755,717
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class B, 5.447%, 12/11/49 (a)		900	125,983
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class C, 5.476%, 12/11/49 (a)		2,750	335,418
	GS Mortgage Securities Corp. II Series 2006-GG6Class A4, 5.553%, 4/10/38 (a)		2,519	1,796,716
	GS Mortgage Securities Corp. II Series 2007-EOP Class A1, 0.535%, 3/06/20 (a)		426	318,534
	GS Mortgage Securities Corp. II Series 2007-GG10 Class C, 5.799%, 8/10/45 (a)		770	96,013
	Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7, 5.317%, 6/10/36 (a)		500	402,315
	Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A5, 5.224%, 4/10/37 (a)		1,750	1,255,973
	Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.914%, 7/10/38 (a)		3,800	2,464,248
	Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class C, 5.554%, 3/10/39 (a)		1,600	206,939
	LB-UBS Commercial Mortgage Trust Series 2005-C5 Class A4, 4.954%, 9/15/30 (b)		2,000	1,503,724
	LB-UBS Commercial Mortgage Trust Series 2006-C3 Class A4, 5.661%, 3/15/39 (a)		850	588,789
	Morgan Stanley Capital I Series 2007-IQ13 Class B, 5.517%, 3/15/44 (a)		856	125,148

	Total Non-US Government Agency Mortgage-Backed Securities - 8.5%			11,696,376

Industry	Floating Rate Loan Interests

Aerospace & Defense - 0.1%	TransDigm, Inc. Term Loan B, 3.498%, 6/23/13		85	77,297

Auto Components - 0.0%	TRW Automotive Term Loan B, 2% - 4.625%, 2/09/14		70	40,367

Capital Markets - 0.0%	Ameritrade Holding Corp. Term Loan B, 2.06%, 12/31/12		65	60,619

Chemicals - 0.1%	Celanese US Holdings LLC Dollar Term Loan, 2.935%, 4/02/14		132	107,507

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

	Rockwood Specialties Group, Inc. Tranche E Term Loan, 1.979%, 7/30/12	USD	85	$74,273

				181,780

Commercial Services & Supplies - 0.2%	ARAMARK Corp. LC Facility Letter of Credit, 2.427%, 1/26/14		21	18,491
	ARAMARK Corp. U.S. Term Loan, 3.334%, 1/26/14		337	291,054

				309,545

Diversified Consumer Services - 0.2%	Education Management LLC Term Loan C, 3.25%, 6/01/13		265	224,849

Electrical Equipment - 0.0%	Baldor Electric Co. Term Loan B, 2.25% - 2.938%, 1/31/14		49	42,882

Food Products - 0.0%	Dean Foods Term Loan B, 1.98% - 2.96%, 4/02/14		52	46,226

Health Care Equipment & Supplies - 0.0%	DJO Finance LLC (ReAble Therapeutics Fin LLC) Term Loan, 3.479% - 4.459%, 5/20/14		61	50,783

Health Care Providers & Services - 0.6%	CHS/Community Health Systems, Inc. Delayed Draw Term Loan, 1% - 2.729%, 7/25/14		18	15,231
	CHS/Community Health Systems, Inc. Funded Term Loan, 2.729% - 3.506%, 7/25/14		354	299,824
	DaVita, Inc. Term Loan B1, 1.91% - 2.96%, 10/05/12		125	114,922
	Fresenius Medical Care AG Term Loan B, 2.535% - 2.953%, 3/31/13		90	81,097
	HCA, Inc. Tranche A-1 Term Loan, 3.459%, 11/17/12		365	317,757
	HCA, Inc. Tranche B-1 Term Loan, 3.459%, 11/18/13		22	18,169
	LifePoint Hospital Holdings, Inc. Term Loan B, 2.885%, 4/15/12		17	15,250

				862,250

Hotels, Restaurants & Leisure - 0.1%	Penn National Gaming, Inc. Term Loan B, 2.23% - 2.92%, 10/03/12		85	76,171

Household Durables - 0.1%	Jarden Corp. Term Loan B1, 3.209%, 1/24/12		143	127,415
	Jarden Corp. Term Loan B2, 3.209%, 2/13/13		36	31,647

				159,062

IT Services - 0.1%	SunGard Data Systems, Inc. (Solar Capital Corp.) New US Term Loan, 2.198% - 2.991%, 2/28/14		198	165,926

Independent Power Producers & Energy Traders - 0.1%	NRG Energy, Inc. Credit-Linked Deposit, 1.359%, 2/01/13		32	29,004
	NRG Energy, Inc. Term Loan, 1.869% - 2.959%, 2/01/13		64	59,037

				88,041

Machinery - 0.3%	Oshkosh Truck Corp. Term B Loan, 7.28%, 12/06/13		370	259,020
	Rexnord Term Loan B, 3.625%, 7/19/13		110	90,567

				349,587

Media - 0.6%	Affinia Group, Inc. Term Loan B, 3.751% - 3.959%, 10/17/12		130	104,867
	CSC Holdings, Inc. (Cablevision) Incremental Term Loan, 2.205% - 2.692%, 3/29/13		173	157,253
	DIRECTV Holdings LLC Term Loan B, 1.979%, 4/13/13		84	78,440

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

	Nielsen Finance LLC Dollar Term Loan, 2.448%, 8/09/13	USD	134	$104,891
	Regal Cinemas Corp. Term Loan B, 5.209%, 10/27/13		129	118,875
	UPC Financing Partnership Facility N, 2.163%, 12/31/14		365	309,338

				873,664

Paper & Forest Products - 0.1%	Georgia-Pacific LLC Term B Loan, 2.956% - 4.189%, 12/20/12		165	142,614

Semiconductors & Semiconductor Equipment - 0.1%	Fairchild Semiconductor International, Inc. Term Loan, 2.959%, 6/26/13		99	66,488

	Total Floating Rate Loan Interests - 2.7%			3,818,151

	US Government Obligations

	US Treasury Inflation Indexed Bonds, 2%, 1/15/16		1,574	1,529,321
	US Treasury Notes, 4.375%, 2/15/38		1,600	1,764,499

	Total US Government Obligations - 2.4%			3,293,820

	Preferred Securities

	Capital Trusts

Commercial Banks - 1.0%	BNP Paribas, 7.195% (a)(b)(h)		600	296,617
	Fifth Third Capital Trust IV, 6.50%, 4/15/67 (a)		600	225,568
	Wachovia Capital Trust III, 5.80% (a)(h)		750	247,500
	Wells Fargo Capital XIII Series GMTN, 7.70% (a)(h)		300	146,064
	Wells Fargo Capital XV, 9.75% (a)(h)		550	385,000

				1,300,749

Diversified Financial Services - 1.1%	Bank of America Corp. Series M, 8.125% (a)(h)		1,000	364,200
	Citigroup Capital XXI, 8.30%, 12/21/77 (a)		550	263,318
	JPMorgan Chase & Co., 7.90% (a)(h)		575	396,670
	JPMorgan Chase Capital XXII, 6.45%, 1/15/87		700	501,634

				1,525,822

Insurance - 0.2%	MetLife, Inc., 6.40%, 12/15/66		600	322,909

	Total Capital Trusts - 2.3%			3,149,480

	Preferred Stocks	Shares

Automobiles - 0.0%	General Motors Corp. Series C, 6.25% (c)		6,500	16,055

Diversified Financial Services - 0.0%	Preferred Blocker, Inc., 7% (b)		66	11,270

Thrifts & Mortgage Finance - 0.0%	Freddie Mac Series Z, 8.375% (a)		55,200	27,600

	Total Preferred Stocks - 0.0%			54,925

	Total Preferred Securities - 2.3%			3,204,405

	Total Long-Term Investments (Cost - $187,744,005) - 117.5%			162,274,367

Time Deposits - 4.2%	Short-Term Securities	Par (000)

Canada - 0.1%	Brown Brothers Harriman & Co., 0.0654%, 3/02/09	CAD	268	210,608

Japan - 0.7%	Brown Brothers Harriman & Co., 0.01%, 3/02/09	JPY	89,968	921,856

New Zealand - 0.0%	Brown Brothers Harriman & Co., 2.20%, 3/02/09	NZD	6,522	3,266

Norway - 0.6%	Brown Brothers Harriman & Co., 1.1648%, 3/02/09	NOK	5,633	801,427

Singapore - 0.1%	Brown Brothers Harriman & Co., 0.05%, 3/02/09	SGD	173,378	112,020

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Time Deposits	Short-Term Securities	Par (000)		Value

Sweden - 0.0%	Brown Brothers Harriman & Co., 0.2065%, 3/02/09	SEK	87,893	$9,759

Switzerland - 0.1%	Brown Brothers Harriman & Co., 0.05%, 3/02/09	CHF	220	188,401

United States - 2.6%	Brown Brothers Harriman & Co., 0.08%, 3/02/09	USD	3,562	3,562,323

	Total Short-Term Securities (Cost - $6,144,678) - 4.2%			5,809,660

	Total Investments (Cost - $193,888,683*) - 121.7%			168,084,027
	Liabilities in Excess of Other Assets - (21.7)%			(30,021,664)

	Net Assets - 100.0%			$138,062,363

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$193,992,445

Gross unrealized appreciation	$1,555,778
Gross unrealized depreciation	(27,464,196)

Net unrealized depreciation	$(25,908,418)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Convertible security.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(g)	Represents or includes a “to-be-announced” transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

Security	Counterparty	Market Value	Unrealized Appreciation (Depreciation)

Fannie Mae Guaranteed
Pass-Through Certificates,
5.00%, 7/01/35 - 3/15/39	Citigroup	$2,746,408	$6,329
Fannie Mae Guaranteed
Pass-Through Certificates,
5.50%, 11/01/34 - 3/15/39	Bank of America	717,063	2,516
Fannie Mae Guaranteed
Pass-Through Certificates,
6.50%, 1/01/36 - 3/15/39	Barclays Capital	3,163,016	18,315
Freddie Mac Mortgage Participation
Certificates,
5.00%, 7/01/23 - 3/15/39	Barclays Capital	11,625,322	25,041
Freddie Mac Mortgage Participation
Certificates,
6.00%, 10/01/21 - 3/15/39	Deutsche Bank AG	7,296,750	48,744
Freddie Mac Mortgage Participation
Certificates,
6.50%, 3/15/39	Deutsche Bank AG	3,816,531	17,395
Ginnie Mae MBS Certificates,
6.00%, 3/01/39	Citigroup	4,133,752	(1,248)

Total		$33,498,842	$117,092

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)

(h)	Security is perpetual in nature and has no stated maturity date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of February 28, 2009 were as follows:

Currency Purchased		Currency} Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	9,206	USD	11,739	Barclays Plc	3/02/09	$(69)
EUR	7,920	USD	10,054	Deutsche Bank AG	3/04/09	(15)
EUR	550,000	JPY	68,392,500	Deutsche Bank AG	4/17/09	(4,408)
EUR	930,000	USD	1,201,653	Deutsche Bank AG	4/17/09	(22,943)
JPY	167,719,081	EUR	1,083,877	Deutsche Bank AG	4/17/09	346,538
USD	2,777,779	EUR	1,792,000	Deutsche Bank AG	4/17/09	506,544
CHF	1,108,638	USD	933,276	Deutsche Bank AG	5/29/09	16,459
USD	604,334	CHF	700,000	Deutsche Bank AG	5/29/09	4,667
JPY	41,391,000	EUR	256,848	Barclays Plc	6/24/09	99,762
IDR	1,856,686,879	NZD	275,665	HSBC	8/04/09	9,835
NZD	98,723	RUB	1,656,567	Deutsche Bank AG	8/12/09	(7,179)
NZD	98,077	RUB	1,641,417	Deutsche Bank AG	8/14/09	(7,288)
NZD	89,609	VND	1,085,930,787	Deutsche Bank AG	8/14/09	16,170
CNY	1,905,000	USD	277,697	HSBC	9/23/09	(2,594)
RUB	2,941,609	AUD	139,939	Barclays Plc	9/24/09	(15,993)
RUB	4,705,516	AUD	226,178	Barclays Plc	9/28/09	(27,283)
VND	1,174,476,427	AUD	95,373	HSBC	10/07/09	4,743
CNY	387,755	AUD	83,779	HSBC	10/13/09	2,990
CNY	390,544	AUD	82,930	HSBC	10/19/09	3,921
CNY	429,632	USD	62,112	HSBC	10/23/09	(187)
CNY	730,876	USD	105,100	HSBC	10/26/09	227
CNY	436,324	USD	62,288	HSBC	10/27/09	587

Total						$924,484

•	Credit default swaps on single-name issues - buy protection outstanding as of February 28, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation

Cox Communications, Inc.	0.98%	JPMorgan Chase
		Bank National
		Association	June 2013	USD	1,500	$39,627
Macy’s Retail Holdings, Inc.	2.05%	JPMorgan Chase
		Bank National
		Association	March 2012	USD	4,000	604,604
Wendy’s International, Inc.	2.25%	UBS AG	December 2011	USD	5,000	25,915

Total						$670,146

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)

•	Credit default swaps on single-name issues - sold protection outstanding as of February 28, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

Time Warner Cable, Inc.	1.83%	JPMorgan Chase
		Bank National
		Association	June 2013	BBB+	USD	1,500	$(50,647)

[1]	Using Standard and Poor’s rating of the issuer.

[2]	The maximum potential amount the Fund may receive should a negative credit event take place as defined under the terms of the agreement.

•	Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysian Ringgit

MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
VND	Vietnam Dong

•

Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not Ltd. to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$43,655	—	—
Level 2	168,040,372	$1,682,589	$(138,606)
Level 3	—	—	—

Total	$168,084,027	$1,682,589	$(138,606)

* Other financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Marsico Growth FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 7.1%	General Dynamics Corp.	51,839	$2,271,585
	Lockheed Martin Corp.	54,425	3,434,762

			5,706,347

Biotechnology - 7.3%	Genentech, Inc. (a)	53,671	4,591,554
	Genzyme Corp. (a)	4,084	248,838
	Gilead Sciences, Inc. (a)	22,372	1,002,266

			5,842,658

Capital Markets - 2.7%	The Goldman Sachs Group, Inc.	24,040	2,189,563

Chemicals - 9.1%	Air Products & Chemicals, Inc.	14,803	684,639
	Monsanto Co.	44,969	3,429,786
	Potash Corp. of Saskatchewan, Inc.	9,411	790,242
	Praxair, Inc.	41,693	2,366,078

			7,270,745

Commercial Banks - 2.9%	Industrial and Commercial Bank of China Ltd.	3,584,000	1,443,479
	U.S. Bancorp	61,958	886,619

			2,330,098

Communications Equipment - 2.8%	QUALCOMM, Inc.	68,122	2,277,318

Computers & Peripherals - 4.8%	Apple, Inc. (a)	30,912	2,760,751
	International Business Machines Corp.	12,062	1,110,066

			3,870,817

Energy Equipment & Services - 4.0%	Transocean Ltd. (a)	53,869	3,219,750

Food & Staples Retailing - 9.1%	CVS Caremark Corp.	105,311	2,710,705
	Costco Wholesale Corp.	42,409	1,795,597
	Wal-Mart Stores, Inc.	56,641	2,789,003

			7,295,305

Health Care Providers & Services - 1.2%	UnitedHealth Group, Inc.	47,045	924,434

Hotels, Restaurants & Leisure - 12.7%	Las Vegas Sands Corp. (a)	151,458	345,324
	McDonald’s Corp.	134,615	7,033,634
	Wynn Resorts Ltd. (a)	32,396	678,696
	Yum! Brands, Inc.	81,224	2,134,567

			10,192,221

IT Services - 8.6%	MasterCard, Inc. Class A	21,729	3,433,834
	Visa, Inc. Class A	61,914	3,511,143

			6,944,977

Internet Software & Services - 3.5%	Google, Inc. Class A (a)	8,373	2,829,990

Machinery - 0.3%	Deere & Co.	8,937	245,678

Multiline Retail - 0.5%	Target Corp.	12,822	362,991

Oil, Gas & Consumable Fuels - 1.5%	Petroleo Brasileiro SA (b)	43,808	1,214,796

Pharmaceuticals - 3.9%	Abbott Laboratories	26,934	1,275,055
	Johnson & Johnson	16,802	840,100
	Schering-Plough Corp.	59,985	1,043,139

			3,158,294

Real Estate Management & Development - 1.0%	The St. Joe Co. (a)	44,542	819,127

Road & Rail - 5.8%	Norfolk Southern Corp.	55,332	1,755,131
	Union Pacific Corp.	78,092	2,930,012

			4,685,143

1

Marsico Growth FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares		Value

Software - 0.3%	Oracle Corp. (a)		14,719	$228,733

Specialty Retail - 2.0%	Lowe’s Cos., Inc.		101,680	1,610,611

Textiles, Apparel & Luxury Goods - 2.3%	Nike, Inc. Class B		44,014	1,827,901

	Total Common Stocks - 93.4%			75,047,497

	Preferred Stocks

Commercial Banks - 0.3%	Wells Fargo & Co., 8%		17,625	267,019

	Total Preferred Stocks - 0.3%			267,019

	Total Long-Term Investments (Cost - $93,601,484) - 93.7%			75,314,516

		Par
	Short-Term Securities	(000)

Time Deposits - 5.2%	Brown Brothers Harriman & Co., 0.08%, 2/27/09	USD	4,203	4,203,342

	Total Short-Term Securities (Cost - $4,203,342) - 5.2%			4,203,342

	Total Investments (Cost - $97,804,826*) - 98.9%			79,517,858
	Other Assets Less Liabilities - 1.1%			845,435

	Net Assets - 100.0%			$80,363,293

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$98,909,818

Gross unrealized appreciation	$2,070,598
Gross unrealized depreciation	(21,462,558)

Net unrealized depreciation	$(19,391,960)

(a)	Non-income producing security.

(b)	Depositary receipts.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of February 28, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	16,451	HKD	127,560	State Street Bank &Trust Co.	3/02/09	$3
USD	100,193	HKD	777,055	JPMorgan Chase Bank	3/03/09	(5)

Total						$(2)

•	Currency Abbreviations:
HKD Hong Kong Dollar
USD US Dollar

2

Marsico Growth FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)

•

Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$73,871,037	—	—
Level 2	5,646,821	$3	$(5)
Level 3	—	—	—

Total	$79,517,858	$3	$(5)

* Other financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

3

MFS Research International FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 1.1%	Paladin Resources Ltd. (a)	187,017	$350,887
	QBE Insurance Group Ltd.	47,810	574,229

			925,116

Brazil - 2.0%	Duratex SA (Preference Shares)	26,600	169,072
	Petroleo Brasileiro SA (b)	20,860	578,448
	Uniao de Bancos Brasileiros SA (b)	18,630	974,908

			1,722,428

Canada - 1.2%	BCE, Inc.	19,870	387,810
	Nexen, Inc.	20,260	276,779
	Rogers Communications, Inc. Class B	17,840	419,567

			1,084,156

Cayman Islands - 0.6%	Hengan International Group Co. Ltd.	158,000	570,721

China - 0.5%	China Unicom Ltd.	466,000	415,260

France - 12.1%	AXA SA	96,990	884,091
	BNP Paribas SA	38,888	1,259,395
	Cap Gemini SA	13,520	387,463
	Compagnie Generale des Etablissements Michelin	8,900	286,993
	GDF Suez (a)	35,071	1,107,535
	Groupe Danone	25,745	1,221,761
	LVMH Moet Hennessy Louis Vuitton SA	26,050	1,477,134
	Schneider Electric SA	18,991	1,133,662
	Total SA	61,360	2,882,785

			10,640,819

Germany - 10.2%	Bayer AG	25,000	1,197,269
	Deutsche Boerse AG	7,380	335,560
	E.ON AG	74,699	1,909,652
	Linde AG	24,050	1,543,687
	Merck KGaA	18,960	1,418,636
	SAP AG	29,750	951,791
	Siemens AG	28,250	1,417,567
	Symrise AG	25,698	235,107

			9,009,269

Greece - 0.4%	Bank of Cyprus Public Co. Ltd. (a)	171,732	353,463

Hong Kong - 3.1%	CNOOC Ltd.	422,000	362,762
	Esprit Holdings Ltd.	96,000	517,000
	Hang Seng Bank Ltd.	39,200	433,632
	Li & Fung Ltd.	368,000	797,449
	Sun Hung Kai Properties Ltd.	80,000	620,496

			2,731,339

India - 0.7%	National Thermal Power Corp. Ltd.	170,268	609,491

Ireland - 0.8%	CRH Plc	36,960	726,891

Italy - 5.2%	Eni SpA	83,320	1,663,033
	Intesa Sanpaolo SpA	578,541	1,408,124
	Saipem SpA	23,590	364,458
	Unione Di Banche Italiane ScpA	124,119	1,173,673

			4,609,288

1

MFS Research International FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Japan - 19.2%	Aeon Credit Service Co., Ltd.	91,100	$696,906
	Bridgestone Corp.	39,200	533,894
	The Chiba Bank Ltd.	134,000	629,001
	Daiichi Sankyo Co., Ltd.	69,700	1,119,796
	Daiwa Securities Group, Inc.	265,000	910,303
	East Japan Railway Co.	20,800	1,245,664
	GLORY Ltd.	61,500	1,001,529
	Inpex Corp.	115	778,006
	JGC Corp.	32,000	364,706
	Japan Tobacco, Inc.	317	756,124
	KDDI Corp.	163	853,905
	Konica Minolta Holdings, Inc.	98,500	750,916
	Lawson, Inc.	13,300	575,914
	Mitsubishi Corp.	60,700	755,198
	Nomura Research Institute Ltd.	12,900	203,150
	Ricoh Co., Ltd.	107,000	1,208,641
	The Shizuoka Bank Ltd.	71,000	622,992
	Sumitomo Mitsui Financial Group, Inc.	34,300	1,087,354
	Tokio Marine Holdings, Inc.	48,800	1,108,294
	Tokyo Gas Co., Ltd.	75,000	300,446
	Yamato Transport Co., Ltd.	140,000	1,370,330

			16,873,069

Mexico - 2.2%	America Movil, SA de CV (b)	33,970	865,556
	Corp. Moctezuma SAB de CV	45,500	62,738
	Grupo Televisa, SA (b)	35,750	435,078
	Kimberly-Clark de Mexico, SA de CV	132,150	416,320
	Urbi Desarollos Urbanos SAB (a)	137,620	114,307

			1,893,999

Netherlands - 4.2%	ASML Holding NV	40,043	608,224
	Akzo Nobel NV	56,940	1,989,678
	Heineken NV	29,250	780,995
	TNT NV	21,630	309,666

			3,688,563

Norway - 0.6%	StatoilHydro ASA (a)	30,240	502,065

Russia - 0.3%	OAO Gazprom (b)	22,790	296,042

Singapore - 1.3%	Keppel Corp. Ltd.	320,000	888,112
	United Overseas Bank Ltd.	36,000	229,396

			1,117,508

South Africa - 0.6%	Standard Bank Group Ltd.	84,365	539,794

South Korea - 1.3%	LS Industrial Systems Co. Ltd.	6,100	188,917
	Samsung Electronics Co., Ltd.	1,503	462,275
	Samsung Fire & Marine Insurance Co. Ltd.	4,819	488,952

			1,140,144

Spain - 3.3%	Inditex SA	36,100	1,354,199
	Telefonica SA (a)	84,320	1,551,833

			2,906,032

Sweden - 0.9%	Assa Abloy AB Series B	99,490	840,389

2

MFS Research International FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares		Value

Switzerland - 10.2%	Actelion Ltd. (a)		16,410	$776,054
	Geberit AG		10,354	927,448
	Julius Baer Holding AG Class B		15,643	360,569
	Nestle SA Registered Shares		83,952	2,744,430
	Novartis AG Registered Shares		15,680	572,058
	Roche Holding AG		24,040	2,728,963
	UBS AG		92,894	869,857

				8,979,379

Taiwan - 1.9%	Acer, Inc.		585,000	765,972
	Taiwan Semiconductor Manufacturing Co., Ltd. (a)		722,000	911,990

				1,677,962

United Kingdom - 13.1%	BHP Billiton Plc		107,070	1,668,671
	Kingfisher Plc		295,640	529,810
	Next Plc		10,430	172,960
	Reckitt Benckiser Plc		27,300	1,044,649
	Rio Tinto Plc Registered Shares		33,310	850,307
	Royal Dutch Shell Plc		102,890	2,258,881
	Smith & Nephew Plc		113,576	804,850
	Tullow Oil Plc		43,660	453,403
	Vodafone Group Plc		1,240,250	2,197,566
	WPP Plc		305,038	1,582,564

				11,563,661

United States - 1.5%	Bucyrus International, Inc.		38,880	482,890
	HDFC Bank Ltd.		9,190	468,690
	Marathon Oil Corp.		15,900	369,993

				1,321,573

	Total Long-Term Investments (Cost - $131,487,452) - 98.5%			86,738,421

		Par
	Short-Term Securities	(000)

Europe - 0.0%
Time Deposits	Brown Brothers Harriman & Co., 0.2337%, 3/02/09	EUR	3	2,536

Sweden - 0.0%
Time Deposits	Brown Brothers Harriman & Co., 0.2065%, 3/02/09	SEK	8	8,336

United States - 0.6%
Time Deposits	Brown Brothers Harriman & Co., 0.08%, 3/02/09	USD	517	516,814

	Total Short-Term Securities (Cost - $527,701) - 0.6%			527,686

	Total Investments (Cost - $132,015,153*) - 99.1%			87,266,107
	Other Assets Less Liabilities - 0.9%			788,620

	Net Assets - 100.0%			$88,054,727

3

MFS Research International FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$132,991,047

Gross unrealized appreciation	$1,028,788
Gross unrealized depreciation	(46,753,728)

Net unrealized depreciation	$(45,724,940)

(a)	Non-income producing security.

(b)	Depositary receipts.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of February 28, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	1,541	USD	655	Brown Brothers
				Harriman & Co.	3/02/09	$(12)
HKD	332,954	USD	42,941	JPMorgan Chase
				Bank	3/02/09	(9)
JPY	402,047	USD	4,159	Deutsche Bank
				AG	3/02/09	(39)
SGD	203,845	USD	133,255	Chase
				Manhattan
				Bank	3/02/09	(1,556)
USD	53,437	HKD	414,409	Deutsche Bank
				AG	3/03/09	1
USD	94,964	KRW	150,423,500	Brown Brothers
				Harriman & Co.	3/03/09	(3,130)
SGD	90,572	USD	58,949	Citibank NA	3/03/09	(434)
ZAR	24,132	USD	2,442	Deutsche Bank
				AG	3/03/09	(57)
USD	178,173	CHF	208,015	Citibank NA	3/04/09	348
USD	86,367	EUR	67,975	Barclays Plc	3/04/09	199
USD	196,890	JPY	19,204,676	Barclays Plc	3/04/09	99
USD	41,449	MXN	632,671	Chase
				Manhattan
				Bank	3/04/09	(44)
USD	194,730	SGD	301,174	Deutsche Bank
				AG	3/04/09	155

Total						$(4,479)

•	Currency Abbreviations:

BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won

MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand

4

MFS Research International FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)

•

Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$6,890,256	—	—
Level 2	80,375,851	$802	$(5,281)
Level 3	—	—	—

Total	$87,266,107	$802	$(5,281)

* Other financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

5

Van Kampen Value FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Beverages - 2.9%	The Coca-Cola Co.	42,300	$1,727,955
	Dr. Pepper Snapple Group, Inc. (a)	33,896	476,239

			2,204,194

Capital Markets - 3.4%	The Bank of New York Mellon Corp.	98,117	2,175,254
	The Goldman Sachs Group, Inc.	4,600	418,968

			2,594,222

Chemicals - 1.1%	E.I. du Pont de Nemours & Co.	46,398	870,427

Commercial Banks - 1.6%	Barclays Plc (b)	4,700	24,158
	The PNC Financial Services Group, Inc. (c)	500	13,670
	U.S. Bancorp	29,600	423,576
	Wells Fargo & Co.	61,200	740,520

			1,201,924

Communications Equipment - 1.6%	Cisco Systems, Inc. (a)	53,800	783,866
	Telefonaktiebolaget LM Ericsson (b)	56,000	456,960

			1,240,826

Computers & Peripherals - 4.6%	Dell, Inc. (a)	147,100	1,254,763
	Hewlett-Packard Co.	26,300	763,489
	International Business Machines Corp.	15,800	1,454,074

			3,472,326

Diversified Financial Services - 3.1%	Bank of America Corp.	166,800	658,860
	JPMorgan Chase & Co.	73,700	1,684,045

			2,342,905

Diversified Telecommunication Services -	AT&T Inc.	61,700	1,466,609
5.1%	Verizon Communications, Inc.	84,500	2,410,785

			3,877,394

Energy Equipment & Services - 1.3%	Halliburton Co.	61,600	1,004,696

Food & Staples Retailing - 4.4%	CVS Caremark Corp.	36,100	929,214
	Wal-Mart Stores, Inc.	49,600	2,442,304

			3,371,518

Food Products - 8.2%	Cadbury Plc (b)	73,728	2,259,026
	Kraft Foods, Inc.	88,885	2,024,800
	Sara Lee Corp.	54,300	418,653
	Unilever NV (b)	80,800	1,544,088

			6,246,567

Health Care Equipment & Supplies - 1.2%	Boston Scientific Corp. (a)	125,300	879,606

Health Care Providers & Services - 3.3%	Cardinal Health, Inc.	52,300	1,697,135
	UnitedHealth Group, Inc.	20,300	398,895
	WellPoint, Inc. (a)	12,600	427,392

			2,523,422

Household Products - 0.4%	Kimberly-Clark Corp.	5,800	273,238

IT Services - 0.6%	Computer Sciences Corp. (a)	7,300	253,602
	The Western Union Co.	17,700	197,532

			451,134

Industrial Conglomerates - 1.4%	General Electric Co.	125,900	1,071,409

Insurance - 9.3%	Aflac, Inc.	10,200	170,952
	Berkshire Hathaway, Inc. Class B (a)	210	538,440
	Chubb Corp.	103,700	4,048,448

1

Van Kampen Value FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	MetLife, Inc.	34,500	$636,870
	The Travelers Cos., Inc.	46,600	1,684,590

			7,079,300

Internet & Catalog Retail - 0.4%	Liberty Media Holding Corp. - Interactive (a)	94,050	304,722

Internet Software & Services - 2.6%	eBay, Inc. (a)	147,300	1,601,151
	Yahoo! Inc. (a)	31,200	412,776

			2,013,927

Media - 14.0%	Comcast Corp. Class A	262,402	3,426,970
	Liberty Media Corp. - Entertainment Class A (a)	64,260	1,112,983
	News Corp. Class B	134,300	840,718
	Time Warner, Inc.	325,300	2,482,039
	Viacom, Inc. Class B (a)	183,450	2,823,296

			10,686,006

Metals & Mining - 0.7%	Alcoa, Inc.	82,035	511,078

Multiline Retail - 1.5%	J.C. Penney Co., Inc.	27,400	420,042
	Macy’s, Inc.	59,000	464,330
	Target Corp.	9,100	257,621

			1,141,993

Oil, Gas & Consumable Fuels - 2.2%	BP Plc (b)	10,400	398,944
	ConocoPhillips	15,000	560,250
	Total SA (b)	14,600	689,120

			1,648,314

Paper & Forest Products - 2.1%	International Paper Co.	278,500	1,584,665

Pharmaceuticals - 12.7%	Abbott Laboratories	14,100	667,494
	Bristol-Myers Squibb Co.	123,700	2,277,317
	Eli Lilly & Co.	30,900	907,842
	GlaxoSmithKline Plc (b)	11,700	352,521
	Pfizer, Inc.	121,900	1,500,589
	Roche Holding AG (b)	17,200	482,460
	Schering-Plough Corp.	118,500	2,060,715
	Wyeth	34,000	1,387,880

			9,636,818

Semiconductors & Semiconductor Equipment - 1.8%	Intel Corp.	69,600	886,704
	KLA-Tencor Corp.	29,200	503,700

			1,390,404

Software - 0.6%	Microsoft Corp.	30,400	490,960

Specialty Retail - 1.7%	Home Depot, Inc.	34,300	716,527
	Lowe’s Cos., Inc.	38,800	614,592

			1,331,119

Tobacco - 1.8%	Altria Group, Inc.	42,500	656,200
	Philip Morris International, Inc.	22,000	736,340

			1,392,540

	Total Long-Term Investments
	(Cost - $125,070,250) - 95.6%		72,837,654

2

Van Kampen Value FDP Fund of FDP Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Short-Term Securities	(000)	Value

Time Deposits - 4.8%	Brown Brothers Harriman & Co., 0.08%,
	3/02/09	$3,629	$3,629,088

	Total Short-Term Securities
	(Cost - $3,629,088) - 4.8%		3,629,088

	Total Investments
	(Cost - $128,699,338*) - 100.4%		76,466,742
	Liabilities in Excess of Other Assets - (0.4)%		(329,659)

	Net Assets - 100.0%		$76,137,083

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009 as computed for federal income tax purposes, were as follows:

Aggregate cost	$128,803,623

Gross unrealized appreciation	$373,046
Gross unrealized depreciation	(52,709,927)

Net unrealized depreciation	$(52,336,881)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized
Affiliate	Cost	Cost	Gain	Income

The PNC Financial Services
Group, Inc.	—	—	—	$990

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

3

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments February 28, 2009 (Unaudited)

•

Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$72,837,654
Level 2	3,629,088
Level 3	—

Total	$76,466,742

4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer of
FDP Series, Inc.

Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: April 22, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: April 22, 2009